Note 7 - Investments in Associate ("Minera Juancipio S.A. DE C.V.") - Investment Relating to Interests in Juancipio Property and Minera Juancipio (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Joint venture oversight expenditures incurred 100% by MAG		$ 754	$ 262
Cash contributions to Minera Juanicipio	[1]	18,700	7,137
Total for the current year		19,454	7,399
Equity pick up of current income (loss) for the year	[2]	308	(1,327)
Balance, beginning of year		37,312	31,240
Balance, end of year		$ 57,074	$ 37,312

[1]	Represents the Company's 44% share of Minera Juanicipio cash contributions for the year.
[2]	Represents the Company's 44% share of Minera Juanicipio's income (loss) for the year, as determined by the Company.